Credit Facilities - Summary of Lease Maturities (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of Lease liabilities [Line Items]
Lease liability	$ 10,006
Not later than 1 year [member]
Disclosure of Lease liabilities [Line Items]
Lease liability	985
Later than 1 year and not later than 5 years [member]
Disclosure of Lease liabilities [Line Items]
Lease liability	4,162
Later than 5 years [member]
Disclosure of Lease liabilities [Line Items]
Lease liability	$ 4,859